Long-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 24, 2011 Revolving Credit Facility Due 2013 [Member]	Sep. 25, 2010 Revolving Credit Facility Due 2013 [Member]	Mar. 27, 2010 Term Loan Due 2010 [Member]	Mar. 27, 2010 Working Capital Facility Due 2010 [Member]	Mar. 27, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Senior Notes Due 2020 [Member]	Sep. 24, 2011 Senior Notes Due 2020 [Member]	Sep. 25, 2010 Senior Notes Due 2020 [Member]	Mar. 27, 2010 Senior Notes Due 2013 [Member]	Mar. 24, 2012 Revolving Credit Facility [Member]	Sep. 24, 2011 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt	$ 348,277		$ 348,277		$ 348,169	$ 347,953		$ 100,000	$ 100,000				$ 248,277	$ 248,169	$ 247,953		$ 100,000	$ 100,000
Stated interest rate (in hundredths)													7.375%	7.375%		6.875%
Maturity date													Mar. 15, 2020	Mar. 15, 2020				Jun. 25, 2013
Net unamortized discount													1,723	1,831	2,047
Date public offering completed												2010-03-23
Aggregate principal amount												250,000	250,000
Percentage of principal amount at which debt was issued (in hundredths)												99.136%
Loss on the extinguishment of debt, total	(507)	0	(507)	0	0	(9,473)	(4,624)									9,473
Loss on the extinguishment of debt related to repurchase premium and related fees																7,231
Loss on the extinguishment of debt related to write-off in unamortized debt origination costs and unamortized discount																2,242
Percentage of the principal amount repurchase offer under change of control provision (in hundredths)													101.00%	101.00%
Number of days after the consummation of the change of control that a rating decline may occur to trigger offer to repurchase debt (in days)													90D	90D
Revolving Credit Facility, maximum amount										108,000	175,000							250,000
Revolving Credit Facility, term (in years)																	5Y	4
Standby letters of credit issued under the Revolving Credit Facility																	46,926	54,856
Available borrowing capacity under Revolving Credit Facility																	103,074	95,144
Revolving Credit Facility, interest rate description																	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1, the agent bank's prime rate, or LIBOR plus 1, plus in each case the applicable margin.
Revolving Credit Facility, approximate interest rate at period end (in hundredths)																	2.30%	3.25%
Debt origination costs [Abstract]
Capitalized debt origination costs	8,292		8,292		7,207	9,157
Line of Credit Facility [Line Items]
Credit facility borrowings								100,000
Credit facility repayments										108,000
Revolving Credit Facility and 2020 Senior Notes covenants [Abstract]
Consolidated interest coverage ratio, minimum	2.5 to 1.0		2.5 to 1.0		2.5 to 1.0
Total consolidated leverage ratio, maximum	4.75 to 1.0		4.75 to 1.0		4.5 to 1.0
Senior secured consolidated leverage ratio, maximum	3.0 to 1.0		3.0 to 1.0		3.0 to 1.0
Consolidated fixed charge coverage ratio, minimum	1.75 to 1		1.75 to 1		1.75 to 1
Interest rate swap agreement [Abstract]
Effective date			Mar. 31, 2010		Mar. 31, 2010
Termination date			Jun. 25, 2013		Jun. 25, 2013
Fixed interest rate (in hundredths)	3.12%		3.12%		3.12%
Long-term debt maturities [Abstract]
Long-term debt maturities, 2012	0		0		0
Long-term debt maturities, 2013	0		0		100,000
Long-term debt maturities, 2014	0		0		0
Long-term debt maturities, 2015	0		0		0
Long-term debt maturities, 2016 and thereafter					$ 250,000